Accumulated Losses and Reserves - Summary of Accumulated Losses and Reserves (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Reserves Within Equity [Line Items]
Net loss for the period	$ (142,521,085)	$ (92,817,371)	$ (45,344,496)
Total reserves	32,725,708	29,641,280
Movements in Accumulated Losses
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	(216,941,353)	(124,123,982)
Net loss for the period	(142,521,085)	(92,817,371)
Ending balance	(359,462,438)	(216,941,353)	(124,123,982)
Reserves
Disclosure Of Reserves Within Equity [Line Items]
Fair value of Investments reserve	1,085,411	1,085,411
Share-based payments reserve	11,551,134	8,466,706
Foreign translation reserve	20,089,163	20,089,163
Total reserves	32,725,708	29,641,280
Movement in Fair Value of Investments Reserve
Disclosure Of Reserves Within Equity [Line Items]
Opening balance	1,085,411	1,085,411
Closing balance	1,085,411	1,085,411	1,085,411
Movement in Share-Based Payments Reserve
Disclosure Of Reserves Within Equity [Line Items]
Opening balance	8,466,706	4,087,650
Share-based payments reserve	5,834,686	5,251,572
Exercise of options	(2,750,258)	(872,516)
Closing balance	11,551,134	8,466,706	4,087,650
FX Translation Reserve
Disclosure Of Reserves Within Equity [Line Items]
Opening balance	20,089,163	20,089,163
Closing balance	$ 20,089,163	$ 20,089,163	$ 20,089,163